Note 20 - Segmented Information (Details) - Segmented Revenue by Revenue Type - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Revenues
Segmented Revenue	$ 184,993	$ 170,860	$ 151,294
Services [Member]
Revenues
Segmented Revenue	176,288	159,050	137,795
Licenses [Member]
Revenues
Segmented Revenue	$ 8,705	$ 11,810	$ 13,499